REVENUES - Breakdown of revenues by product group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	$ 41,034	$ 31,258	$ 24,189
WatchPAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	38,797	28,988	22,384
EndoPAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	$ 2,237	$ 2,270	$ 1,805